Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Depreciation and amortization expense	$ 733
Internally Developed Software [Member]
Depreciation and amortization expense	$ 211